Debt (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Schedule of rollforward the long-term debt balances

Successor	LTD-A	LTD-C	LTD-D	LTD-E	Total
Balance at December 31, 2021	$—	$15,000,000	$65,000,000	$46,101	$80,046,101
Issued in 2022	—	—	—	—	—
Principal Payments in 2022	—	—	—	(46,101)	(46,101)
Balance at June 30, 2022	$—	$15,000,000	$65,000,000	$—	$80,000,000

	Predecessor
	LTD-A	LTD-C	LTD-D	LTD-E	Totals
Balance at December 31, 2019	$1,516,598	$15,000,000	$—	$—	$16,516,598
Issued in 2020	—	—	40,000,000	180,000	40,180,000
Principal Payments in 2020	(1,516,598)	—	—	(43,911)	(1,560,509)
Balance at December 31, 2020	—	15,000,000	40,000,000	136,089	55,136,089
Issued in 2021	—	—	25,000,000	—	25,000,000
Principal Payments in 2021	—	—	—	(82,563)	(82,563)
Balance at December 2, 2021	$—	$15,000,000	$65,000,000	$53,526	$80,053,526

	Successor
	LTD-A	LTD-C	LTD-D	LTD-E	Totals
Balance at December 3, 2021(1)	$—	$15,000,000	$65,000,000	$53,526	$80,053,526
Issued in 2021	—	—	—	—	—
Principal Payments in 2021	—	—	—	(7,425)	(7,425)
Balance at December 31, 2021	$—	$15,000,000	$65,000,000	$46,101	$80,046,101
1)	Represents the opening balance of goodwill as of December 3, 2021 due to the Business Combination

Schedule of long tern debt fiscal maturity disclosures

		Interest
				Total Cash
	Principal	PIK	Cash Interest	Payments*
July 1, 2022 to December 31, 2022	$—	$2,660,461	$2,788,374	$2,788,374
2023	—	5,624,513	5,675,461	5,675,461
2024	—	6,061,814	5,882,309	5,882,309
2025	65,000,000	6,274,526	19,518,225	84,518,225
2026	15,000,000	1,851,284	20,054,451	35,054,451
Total	$80,000,000	$22,472,598	$53,918,820	$133,918,820

*    Total Payments Cash and Non-Cash (PIK)

		Interest		Total Cash
	Principal	PIK	Cash Interest	Payments*
2022	$46,101	$5,225,890	$5,479,398	$5,525,499
2023	—	5,624,513	5,675,461	5,675,461
2024	—	6,061,814	5,882,309	5,882,309
2025	65,000,000	6,274,526	19,518,225	84,518,225
2026	15,000,000	1,851,284	20,054,451	35,054,451
Total	$80,046,101	$25,038,027	$56,609,844	$136,655,945
*	Total Cash Payments consist of principal and cash interest.

Schedule of total payments cash and non-Cash of interest

	Successor
	June 30, 2022	December 31, 2021
Total Principal	$80,000,000	$80,046,101
Less: Current Portion of Long-Term Debt	—	(46,101)
Long Term Debt	$80,000,000	$80,000,000

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Total Principal	$80,046,101	$55,136,089
Less: Current Portion of Long-Term Debt	(46,101)	(89,988)
Less: Loan Origination Fees	—	(3,566,718)
Add: Accumulated Amortization of Loan Origination Fees	—	80,237
Less: Discount for Issuance of Class D Warrants	—	(6,316,605)
Add: Accumulated Amortization of Discount	—	144,971
Long Term Debt	$80,000,000	$45,387,986

Schedule of short term debt

Third quarter 2022	$1,178,229
Total	$1,178,229

First quarter 2022	$1,178,344
Second quarter 2022	1,235,955
Third quarter 2022	1,164,262
Total	$3,578,561